AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 69.5%
Communication Services - 2.2%
Fox Corp., Class B (United States)	60,000	$3,186,000
News Corp., Class A (United States)	25,000	623,250
Reading International, Inc., Class A (United States)*	130,000	146,900
The Walt Disney Co. (United States)	5,000	481,900

Total Communication Services		4,438,050
Consumer Discretionary - 11.0%
America's Car-Mart, Inc. (United States)*,1	80,000	1,018,400
Car Mate Manufacturing Co., Ltd. (Japan)	51,900	296,164
Daewon San Up Co., Ltd. (South Korea)	160,000	1,336,907
HI-LEX Corp. (Japan)	150,000	2,714,371
Hyundai Home Shopping Network Corp. (South Korea)	100,000	5,267,530
Hyundai Mobis Co., Ltd. (South Korea)	33,000	8,514,669
Kukbo Design Co., Ltd. (South Korea)	75,000	1,074,821
Legacy Housing Corp. (United States)*,1	50,000	1,021,500
Rinnai Corp. (Japan)	50,000	1,168,394

Total Consumer Discretionary		22,412,756
Consumer Staples - 4.5%
Associated British Foods PLC (United Kingdom)	200,000	5,006,470
Kenvue, Inc. (United States)	14,924	257,290
KT&G Corp. (South Korea)	20,000	2,150,654
Naked Wines PLC (United Kingdom)*	745,000	741,534
PepsiCo, Inc. (United States)	3,500	543,515
The Procter & Gamble Co. (United States)	3,500	505,540

Total Consumer Staples		9,205,003
Energy - 23.2%
Amplify Energy Corp. (United States)*	165,000	1,029,600
Bolloré SE (France)	3,500,000	20,013,066
Canadian Natural Resources, Ltd. (Canada)	260,000	12,669,800
Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,310,952
Total Energy Services, Inc. (Canada)	500,000	8,159,011
Unit Corp. (United States)	110,000	3,800,500

Total Energy		46,982,929
Financials - 1.2%
The Charles Schwab Corp. (United States)	8,000	751,840
PayPal Holdings, Inc. (United States)	37,000	1,673,510

Total Financials		2,425,350
Health Care - 2.5%
BML, Inc. (Japan)	120,000	3,110,178
Johnson & Johnson (United States)	3,000	733,320
	Shares	Value

Medipal Holdings Corp. (Japan)	70,000	$1,314,415

Total Health Care		5,157,913
Industrials - 16.4%
Brenntag SE (Germany)	15,000	1,016,074
CB Industrial Product Holding Bhd (Malaysia)	10,384,000	2,846,688
Cie de L'Odet SE (France)	4,500	6,783,355
Geumhwa PSC Co., Ltd. (South Korea)	130,000	3,209,586
KFC, Ltd. (Japan)	100,000	995,431
Komelon Corp. (South Korea)	120,000	1,637,318
Parker Corp. (Japan)	172,500	1,531,842
Sam Yung Trading Co., Ltd. (South Korea)	191,927	2,372,681
Samsung C&T Corp. (South Korea)	11,000	1,927,838
Sekisui Jushi Corp. (Japan)	150,000	2,029,140
Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,571,612
U-Haul Holding Co. (United States)*,1	4,000	191,120
U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,233,500
Yuasa Co., Ltd. (Japan)	130,000	4,930,403

Total Industrials		33,276,588
Information Technology - 1.9%
CAC Holdings Corp. (Japan)	240,000	2,763,329
Microsoft Corp. (United States)	1,300	481,221
Tachibana Eletech Co., Ltd. (Japan)	28,300	521,774

Total Information Technology		3,766,324
Materials - 6.6%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,140,407
Kohsoku Corp. (Japan)	45,000	902,906
Nihon Parkerizing Co., Ltd. (Japan)	1,010,000	9,354,956
The Pack Corp. (Japan)	230,000	1,933,321

Total Materials		13,331,590

Total Common Stocks (Cost $101,675,210)		140,996,503
Preferred Stocks - 23.9%
Consumer Discretionary - 3.0%
Hyundai Motor Co., 4.14% (South Korea)	39,000	6,102,479
Consumer Staples - 6.5%
Amorepacific Corp., 2.65% (South Korea)	110,000	3,332,928
Amorepacific Holdings Corp., 3.55% (South Korea)	190,000	1,466,134
LG H&H Co., Ltd., 1.91% (South Korea)	120,000	8,349,370

Total Consumer Staples		13,148,432
Industrials - 0.5%
Sebang Co., Ltd., 3.26% (South Korea)	170,000	1,005,582

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Information Technology - 13.9%
Samsung Electronics Co., Ltd., 0.93% (South Korea)	350,000	$28,253,256

Total Preferred Stocks (Cost $33,219,364)		48,509,749

	Principal Amount
Short-Term Investments - 5.3%
Joint Repurchase Agreements - 0.0%#,2
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $51,005 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $52,025)	$51,000	51,000
Daiwa Capital Markets America, dated 03/31/26, due 04/01/26, 3.660% total to be received $4,396 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 05/07/26 - 05/15/55, totaling $4,484)	4,396	4,396

Total Joint Repurchase Agreements		55,396

	Shares	Value
Other Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	10,785,158	$10,785,158

Total Short-Term Investments (Cost $10,840,554)		10,840,554
Total Investments - 98.7% (Cost $145,735,128)		200,346,806
Other Assets, less Liabilities - 1.3%		2,611,721
Net Assets - 100.0%		$202,958,527

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,175,572 or 0.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Energy	$26,969,863	$20,013,066	—	$46,982,929
Industrials	5,271,308	28,005,280	—	33,276,588
Consumer Discretionary	3,114,721	19,298,035	—	22,412,756
Materials	—	13,331,590	—	13,331,590
Consumer Staples	2,047,879	7,157,124	—	9,205,003
Health Care	733,320	4,424,593	—	5,157,913
Communication Services	4,438,050	—	—	4,438,050
Information Technology	481,221	3,285,103	—	3,766,324
Financials	2,425,350	—	—	2,425,350
Preferred Stocks
Information Technology	—	28,253,256	—	28,253,256
Consumer Staples	—	13,148,432	—	13,148,432
Consumer Discretionary	—	6,102,479	—	6,102,479
Industrials	1,005,582	—	—	1,005,582
Short-Term Investments
Joint Repurchase Agreements	—	55,396	—	55,396
Other Investment Companies	10,785,158	—	—	10,785,158
Total Investments in Securities	$57,272,452	$143,074,354	—	$200,346,806

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2026, was as follows:
Country	% of Long-Term Investments
Canada	11.0
France	14.1
Germany	0.5
Japan	18.6
Malaysia	1.5
South Korea	41.4
United Kingdom	3.0
United States	9.9
100.0

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,175,572	$55,396	$1,148,749	$1,204,145
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.